Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
May 31, 2025
BAN-NPRT1-0725
1.802155.121
Common Stocks - 99.7%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	27,670
Financial Services - 0.0%
Sunrisemezz PLC	47,171	10,658
TOTAL CYPRUS		38,328
PUERTO RICO - 5.0%
Financials - 5.0%
Banks - 5.0%
Popular Inc	197,700	20,467,881
UNITED STATES - 94.7%
Financials - 94.7%
Banks - 92.6%
1st Source Corp	70,581	4,274,385
Associated Banc-Corp	540,900	12,532,653
Bank of America Corp	713,776	31,498,935
Banner Corp	142,400	8,778,960
BOK Financial Corp	115,300	10,886,626
Cadence Bank (a)	305,939	9,269,952
Citigroup Inc	313,100	23,582,692
Citizens Financial Group Inc	293,200	11,830,620
Community Trust Bancorp Inc	82,276	4,200,190
Community West Bancshares (a)	195,900	3,487,020
East West Bancorp Inc	157,200	14,336,640
Eastern Bankshares Inc	791,600	11,874,000
First Hawaiian Inc	313,400	7,483,992
First Interstate BancSystem Inc Class A	427,834	11,615,693
Huntington Bancshares Inc/OH	240,100	3,752,763
KeyCorp	700,600	11,111,516
M&T Bank Corp	109,060	19,918,718
Old National Bancorp/IN (a)	699,201	14,585,333
Sierra Bancorp	134,600	3,684,002
Southern Missouri Bancorp Inc	29,100	1,532,406
SouthState Corp (a)	97,720	8,579,816
TriCo Bancshares (a)	242,387	9,671,241
Truist Financial Corp	540,900	21,365,550
UMB Financial Corp (a)	155,980	16,084,658
United Community Banks Inc/GA	250,200	7,190,748
Univest Financial Corp	260,359	7,685,798
US Bancorp	500,600	21,821,154
Wells Fargo & Co	545,292	40,776,936
WesBanco Inc	292,400	9,000,072
Wintrust Financial Corp (a)	70,800	8,454,228
Zions Bancorp NA	172,200	8,155,392
		379,022,689
Capital Markets - 2.1%
Northern Trust Corp	22,500	2,401,650
State Street Corp	67,800	6,527,784
		8,929,434
TOTAL UNITED STATES		387,952,123
TOTAL COMMON STOCKS (Cost $296,028,460)		408,458,332

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.32	716,285	716,428
Fidelity Securities Lending Cash Central Fund (b)(c)	4.32	10,629,787	10,630,850
TOTAL MONEY MARKET FUNDS (Cost $11,347,278)			11,347,278

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $307,375,738)	419,805,610
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(10,282,731)
NET ASSETS - 100.0%	409,522,879

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	798,914	10,132,710	10,215,196	2,994	-	-	716,428	716,285	0.0%
Fidelity Securities Lending Cash Central Fund	26,407,740	79,578,240	95,355,130	2,273	-	-	10,630,850	10,629,787	0.0%
Total	27,206,654	89,710,950	105,570,326	5,267	-	-	11,347,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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